Fair value measurement - Assets on Nonrecurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	$ 1,187	$ 1,009
Decrease in fair value of loans of underlying collateral (less than)	1	1
Measured at fair value on a nonrecurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	42	48
Other assets	265	131
Total assets	307	179
Measured at fair value on a nonrecurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0
Other assets	0	0
Total assets	0	0
Measured at fair value on a nonrecurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	42	48
Other assets	265	131
Total assets	307	179
Measured at fair value on a nonrecurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0
Other assets	0	0
Total assets	$ 0	$ 0